Lord Abbett U.S. Government & Government
                             Sponsored Enterprises
                            Money Market Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973



                                                      October 26, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett U.S. Government & Government Sponsored
     Enterprises Money Market Inc., Fund
     1933 Act File No. 002-64536
     1940 Act File No. 811-02924

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on October 19, 2004.

Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

                                                Sincerely yours,


                                                /s/ Rebecca B. Clark
                                                Rebecca B. Clark
                                                Legal Assistant
                                                Lord, Abbett & Co. LLC